PRIVATE PLACEMENT (Details) - USD ($)		9 Months Ended	11 Months Ended
	Feb. 12, 2021	Oct. 04, 2021	Dec. 02, 2021
PRIVATE PLACEMENT
Proceeds from sale of Private Placements Warrants			$ 8,325,000
Stock conversion basis	Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”).
Private Placement Warrants
PRIVATE PLACEMENT
Exercise price (in dollars per share)	$ 1.05		$ 1.22
Private Placement [Member]
PRIVATE PLACEMENT
Number of shares issued		832,500
Sponsor | Private Placement [Member]
PRIVATE PLACEMENT
Number of shares issued	832,500
Shares issued price per share	$ 10.00
Proceeds from sale of Private Placements Warrants	$ 8,325,000
Common Class A [Member] | Private Placement Warrants
PRIVATE PLACEMENT
Shares issuable per warrant	1
Exercise price (in dollars per share)	$ 11.50
Common Class A [Member] | Private Placement [Member]
PRIVATE PLACEMENT
Stock conversion basis	Each Private Placement Unit consists of one share of Class A common stock (“Private Placement Share” or, collectively, “Private Placement Shares”) and one-third of one warrant (each, a “Private Placement Warrant”).